Deferred Revenue & Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Revenue & Revenues [Abstract]
Schedule of Deferred Revenue & Revenues
	2022	2023	2024	2024
	RM	RM	RM	Convenience Translation USD
Revenue from services	6,339,291	11,586,954	30,656,389	6,857,639
Revenue from tangible products	1,619,180	11,522,334	21,342,990	4,774,291
Revenue from rental	130,299	654	—	—
Revenue from others	857,187	1,182,239	—	—
Revenue from non-related parties	8,945,957	24,292,181	51,999,379	11,631,930

Revenue from related parties – services	1,757,261	2,241,230	—	—
Revenue from related parties – tangible products	2,096,025	2,747,238	—	—
Revenue from related parties – others	200,783	—	—	—
Revenue from related parties	4,054,069	4,988,468	—	—

Total revenue	13,000,026	29,280,649	51,999,379	11,631,930

Revenue from services
Performance obligation satisfied over time
Subscription services	1,328,798	3,605,525	12,030,103	2,691,057
Software consultation and development services	2,483,001	2,865,215	5,678,947	1,270,344
Social media management services	1,557,620	2,782,963	4,817,229	1,077,584
Data management & analysis services	2,727,133	4,574,481	8,130,110	1,818,654
	8,096,552	13,828,184	30,656,389	6,857,639
	2022	2023	2024	2024
	RM	RM	RM	Convenience Translation USD
Revenue from tangible products Performance obligation satisfied at point in time
Cloud printer	450	—	—	—
Food ordering kiosk with screen	2,096,025	7,405,006	9,999,245	2,236,767
Power bank charging station	1,618,730	6,864,566	11,343,745	2,537,524
	3,715,205	14,269,572	21,342,990	4,774,291

Revenue from rental
Performance obligation satisfied at point in time
Rental of power bank machine	130,299	654	—	—

Revenue from others
Performance obligation satisfied at point in time
Food catering, restaurant and sale of foods	1,057,970	1,182,239	—	—
Total revenue	13,000,026	29,280,649	51,999,379	11,631,930

Schedule of Transaction Price Allocated to Remaining Performance Obligation

Management expects that the transaction price allocated to remaining unsatisfied (or partially unsatisfied) performance obligation as at December 31, 2023 and 2024 may be recognized as revenue in the next reporting periods as follows:

	2024	2025	2025
	RM	RM	Convenience Translation USD
Unsatisfied and partially unsatisfied performance obligation as at
December 31, 2024	2,691,244	—	—